COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 20 - COMMITMENTS AND CONTINGENCIES

Letters of Credit and Guarantees

As of December 31, 2020, the Company has $3,991 in outstanding letters of credit. Such letters of credit are being secured by the same amounts in restricted cash with commercial banks (see note 2).

As of December 31, 2020, the Company has €973 ($1,195 as of December 31, 2020) in outstanding guarantees on its lines of credit arrangement in Europe (see note 10), which relate to leases and performance guarantee for contracts.

Legal Proceedings

General

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. These claims are primarily related to grievances filed by current and former employees for unfair labor practices or discrimination, and for passenger aviation claims. Management recognizes a liability for any matter when the likelihood of an unfavorable outcome is deemed to be probable and the amount is able to be reasonably estimated. Management has concluded that such claims, in the aggregate, would not have a material adverse effect on the Company's consolidated financial position, results of operations, or cash flows.

Agency Agreements

In April 2013, prior to the purchase of one of the current subsidiaries in Europe, the Company entered into an agency agreement with a third party to assist it with this transaction. According to the agreement, in the event that the operations in that country are sold in the future, the third-party agent is entitled to a payment of €3,000 ($3,686 as of December 31, 2020).

In March 2016, the Company entered into an agreement with a third party to assist the Company with the possible sale of one of the Company’s subsidiaries (see note 15). The fees depend on the outcome of the assignment and are between 2% - 5% of the sale consideration but not less than $4,000. In February 2019 the agreement was amended. According to the amendment, in case that less than 50% of the voting stock or majority of the subsidiary assets are being sold the transaction fee will be 5% of the sale consideration but not lower than $3,000.

In August 2017, the Company entered into an agreement with a third party to assist the Company with a possible sale of one of the Company’s subsidiaries. The fees depend on the outcome of the assignment and are between 2% - 10% of the sale consideration but not less than € 2,000 ($2,457 as of December 31, 2020).